CONDENSED CONSOLIDATED BALANCE SHEETS	Jun. 30, 2017 CNY (¥)	Jun. 30, 2017 USD ($)	Dec. 31, 2016 CNY (¥)
Current assets:
Cash and cash equivalents	¥ 1,531,000,188	$ 225,834,553	¥ 2,501,417,491
Restricted cash	368,124,908	54,301,315	318,784,923
Restricted short-term investments	3,168,026,708	467,308,824	3,333,450,365
Short-term investments	93,282,181	13,759,854	71,301,081
Accounts receivable, net - related parties	786,644,369	116,036,223	1,414,084,059
Accounts receivable, net - third parties	6,470,519,768	954,452,490	4,753,715,319
Notes receivable, net - related parties	600,000,000	88,504,713	610,200,000
Notes receivable, net - third parties	310,283,823	45,769,301	915,314,761
Advances to suppliers, net - related parties	0	0	661,788
Advances to suppliers, net - third parties	431,099,619	63,590,580	325,766,259
Inventories, net	5,204,392,244	767,688,735	4,473,514,697
Forward contract receivables	0	0	640,876
Deferred tax assets	0	0	130,675,655
Other receivables - related parties	122,483,513	18,067,280	79,124,874
Prepayments and other current assets	1,377,667,854	203,216,830	766,644,253
Total current assets	20,463,525,175	3,018,530,698	19,695,296,401
Non-current assets:
Restricted cash	157,465,982	23,227,469	197,214,485
Project Assets	140,256,178	20,688,888	55,063,496
Long-term investments	8,886,053	1,310,763	7,200,000
Property, plant and equipment, net	5,885,094,089	868,097,604	4,738,681,353
Land use rights, net	449,034,005	66,236,043	450,940,595
Intangible assets, net	23,410,798	3,453,276	20,296,727
Deferred tax assets	265,467,017	39,158,470	134,791,362
Other assets - related parties	158,062,271	23,315,427	173,375,586
Other assets - third parties	520,660,145	76,801,461	617,779,748
Total non-current assets	7,608,336,538	1,122,289,401	6,395,343,352
Total assets	28,071,861,713	4,140,820,099	26,090,639,753
Current liabilities:
Accounts payable - related parties	688,907	101,619	0
Accounts payable - third parties	5,986,366,209	883,036,037	4,290,070,506
Notes payable - third parties	4,199,871,479	619,514,032	4,796,766,263
Accrued payroll and welfare expenses	596,698,234	88,017,676	582,275,670
Advances from related parties	76,089,360	11,223,778	60,541,490
Advances from third parties	988,464,362	145,806,258	1,376,919,487
Income tax payable	63,129,364	9,312,077	168,111,676
Other payables and accruals	1,451,913,943	214,168,711	1,019,420,371
Other payables due to related parties	12,934,589	1,907,953	76,033,573
Forward contract payables	3,115,811	459,607	0
Convertible senior notes - current	0	0	423,739,708
Deferred tax liabilities	0	0	17,074,064
Derivative liability - current	26,381,687	3,891,506	10,364,075
Short-term borrowings from third parties, including current portion of long-term bank borrowings	6,633,893,323	978,551,373	5,488,629,040
Guarantee liabilities to related parties	37,593,347	5,545,314	52,710,970
Total current liabilities	20,077,140,615	2,961,535,941	18,362,656,893
Non-current liabilities:
Long-term borrowings	467,517,623	68,962,522	488,519,559
Long-term payables	125,693,308	18,540,750	44,015,631
Accrued warranty costs - non current	562,862,915	83,026,701	511,208,557
Convertible senior notes	67,744	9,993	0
Deferred tax liability	67,724,594	9,989,910	50,650,530
Guarantee liabilities to related parties - non current	147,925,958	21,820,241	173,375,586
Total non-current liabilities	1,371,792,142	202,350,117	1,267,769,863
Total liabilities	21,448,932,757	3,163,886,058	19,630,426,756
Shareholders' equity:
Ordinary shares (US$0.00002 par value, 500,000,000 shares authorized, 128,456,466 and 131,909,274 shares issued as of December 31, 2016 and June 30, 2017, respectively, 126,733,266 and 130,186,074 shares outstanding as of December 31, 2016 and June 30, 2017, respectively.)	18,352	2,707	17,881
Additional paid-in capital	3,240,278,966	477,966,599	3,145,262,253
Statutory reserves	466,252,857	68,775,959	466,252,857
Accumulated other comprehensive income	64,830,629	9,563,027	104,784,173
Treasury stock: at cost 1,723,200 shares of ordinary shares as of December 31, 2016 and June 30, 2017, respectively	(13,875,553)	(2,046,753)	(13,875,553)
Accumulated retained earnings	2,866,209,166	422,788,365	2,758,267,275
Total JinkoSolar Holding Co., Ltd. shareholders' equity	6,623,714,417	977,049,904	6,460,708,886
Non-controlling interests	(785,461)	(115,863)	(495,889)
Total shareholders' equity	6,622,928,956	976,934,041	6,460,212,997
Total liabilities and shareholders' equity	¥ 28,071,861,713	$ 4,140,820,099	¥ 26,090,639,753